Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

Note 12 INCOME TAXES

For the years ended December 31, 2022 and 2021, the Company did not record a provision for income taxes.

	2022	2021
Deferred provision - federal	$9,767	$3,372
Deferred provision - state	4,054	1,613
	13,821	4,985
Net change to valuation allowance	(13,821)	(4,985)
Total provision for income taxes	$-	$-

A reconciliation of income taxes at the statutory federal income tax rate to the effective income tax rate for the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
Statutory U.S. tax rate	21.0%	21.0%
State taxes, net of federal benefit	9.0	7.0
Fair value adjustments on convertible debentures	(7.1)	(14.9)
Forward purchase agreement	(8.5)	-
Other	(0.1)	(0.1)
Valuation allowance	(14.5)	(13.0)
Effective tax rate	-%	-%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The components of the net deferred tax asset were as follows:

	2022	2021
Deferred tax assets:
Accrued compensation	$3,817	$38
Net operating loss carryforwards	17,193	7,885
Capitalized software	1,270	-
Property and equipment	7	130
Issuance fees on convertible debentures	-	25
Gross deferred tax assets	22,287	8,078
Valuation allowance	(21,837)	(8,027)
Total deferred tax assets	450	51
Deferred tax liabilities:
Prepaid expenses	(450)	(51)
Deferred tax liabilities	(450)	(51)
Net deferred tax asset	$-	$-

As of December 31, 2022 and 2021, the Company recorded a full valuation allowance to offset net deferred tax assets as the Company believes it is not more likely than not that the net deferred tax assets will be fully realizable. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the net deferred tax assets are fully offset by a valuation allowance as of December 31, 2022 and 2021.

As of December 31, 2022, the Company had accumulated federal losses for tax purposes of $59,688, which can be offset against future taxable income. Of this federal net loss carryforward, $1,642 in losses will begin to expire in 2036 and $58,046 in losses can be carried forward indefinitely. As of December 31, 2022, the Company had net accumulated state losses for tax purposes of $51,334, which will begin to expire in 2033. Net operating losses are not limited by Internal Revenue Code Section 382 limits. An analysis of the potential limitation has not been completed at this time.